Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Summary of Financial Assets
The following table provides a breakdown for financial assets by category at December 31, 2025.

	At December 31, 2025
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	7,055	—	7,055	21	—	7,055	—
Cash and cash equivalents	—	—	220,121	220,121	24	—	220,121	—
Trade receivables	—	—	227,087	227,087	20	—	227,087	—
Other non-current financial assets	4,886	—	33,610	38,496	18	—	34,073	4,423
Other current financial assets	68,635	7,047	1,750	77,432	22	10,309	12,747	54,376
Financial assets	73,521	14,102	482,568	570,191		10,309	501,083	58,799

The following table provides an additional breakdown for other current financial assets at December 31, 2025.

	At December 31, 2025
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	21,565	—	—	21,565	—	—	21,565
Private debt	11,720	—	—	11,720	—	284	11,436
Hedge funds	11,370	—	—	11,370	—	—	11,370
Real estate funds	10,005	—	—	10,005	—	—	10,005
Money market funds and floating income	10,713	3,151	—	13,864	3,151	10,713	—
Fixed income	—	3,896	—	3,896	3,896	—	—
Guarantee deposits	—	—	1,492	1,492	—	1,492	—
Equity	3,262	—	—	3,262	3,262	—	—
Financial receivables	—	—	258	258	—	258	—
Total other current financial assets	68,635	7,047	1,750	77,432	10,309	12,747	54,376

The following table presents the changes in level 3 items for the years ended December 31, 2025 and 2024.

(€ thousands)	Fair value Level 3
	2025	2024
At January 1	59,356	57,131
Investments	5,297	2,969
Disposals	(6,831)	(5,617)
Fair value adjustments	2,994	3,598
Realized gains	155	94
Exchange rate (losses)/gains	(2,172)	1,181
At December 31	58,799	59,356
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available NAV.

	At December 31, 2024
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,711	—	1,711	21	—	1,711	—
Cash and cash equivalents	—	—	219,130	219,130	24	—	219,130	—
Trade receivables	—	—	248,790	248,790	20	—	248,790	—
Other non-current financial assets	5,880	—	35,606	41,486	18	—	36,196	5,290
Other current financial assets	61,415	12,224	3,630	77,269	22	15,428	7,775	54,066
Financial assets	67,295	13,935	507,156	588,386		15,428	513,602	59,356

The following table provides an additional breakdown for other current financial assets at December 31, 2024.

	At December 31, 2024
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	23,954	—	—	23,954	—	—	23,954
Private debt	10,395	—	—	10,395	—	281	10,114
Hedge funds	10,285	—	—	10,285	—	—	10,285
Real estate funds	9,713	—	—	9,713	—	—	9,713
Money market funds and floating income	3,864	5,785	—	9,649	5,785	3,864	—
Fixed income	—	6,439	—	6,439	6,439	—	—
Guarantee deposits	—	—	3,360	3,360	—	3,360	—
Equity	3,204	—	—	3,204	3,204	—	—
Financial receivables	—	—	270	270	—	270	—
Total other current financial assets	61,415	12,224	3,630	77,269	15,428	7,775	54,066

Summary of Financial Liabilities
The following tables provide a breakdown for financial liabilities by category.

	At December 31, 2025
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	4,576	—	4,576	21	—	4,576	—
Non-current borrowings	—	—	162,123	162,123	27	—	162,123	—
Current borrowings	—	—	84,066	84,066	27	—	84,066	—
Other non-current financial liabilities	105,632	—	—	105,632	28	—	105,632	—
Trade payables and customer advances	—	—	326,245	326,245	32	—	326,245	—
Lease liabilities – Current / Non-current	—	—	731,589	731,589	29	—	—	731,589
Financial liabilities	105,632	4,576	1,304,023	1,414,231		—	682,642	731,589

	At December 31, 2024
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	15,138	—	15,138	21	—	15,138	—
Non-current borrowings	—	—	196,401	196,401	27	—	196,401	—
Current borrowings	—	—	177,166	177,166	27	—	177,166	—
Other non-current financial liabilities	146,338	—	110	146,448	28	—	146,338	110
Trade payables and customer advances	—	—	309,771	309,771	32	—	309,771	—
Lease liabilities – Current / Non-current	—	—	661,685	661,685	29	—	—	661,685
Financial liabilities	146,338	15,138	1,345,133	1,506,609		—	844,814	661,795